Strategic Income Fund Summary

Class/Ticker: Class A - WSIAX; Class C - WSICX

Summary Prospectus

March 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2014, and statement of additional information ("SAI"), dated March 1, 2014, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 29 and 31 of the Prospectus and "Additional Purchase and Redemption Information" on page 54 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.48%	0.48%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	1.38%	1.38%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.87%	2.62%
Fee Waivers	0.96%	0.96%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.91%	1.66%
1.	The Adviser has committed through February 28, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Class A and 1.65% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$539	$269	$169
3 Years	$922	$723	$723
5 Years	$1,330	$1,304	$1,304
10 Years	$2,467	$2,883	$2,883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from January 31, 2013 (commencement of operations) to October 31, 2013, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in income-producing securities;

    up to 100% of the Fund's total assets in debt securities of foreign issuers, including emerging markets issuers, and up to 50% of the Fund's total assets in non-dollar denominated debt securities;

      up to 100% of the Fund's total assets in debt securities that are below investment-grade;

        up to 25% of the Fund's total assets in preferred stocks; and

          up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

        We invest principally in income-producing securities, including corporate, mortgage- and asset-backed securities, bank loans, convertible securities, preferred stocks, foreign corporate debt, foreign sovereign debt, supranational agencies and U.S. Government obligations. We may invest a significant portion of the Fund's assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S. Government. We may invest in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of any credit quality, including unrated securities that we deem to be of comparable quality, as well as securities that are in default at the time of purchase.

        We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.

        We pursue the Fund's investment objective by creating an integrated strategy that combines income-producing securities from a variety of sectors. Portfolio managers meet regularly to review and assess the overall portfolio risk level, the allocation of assets among the different sectors, and the role played by each sector in the portfolio. Wells Capital Management Incorporated determines the allocation of assets, and these allocations can change at any time. Each portfolio manager provides overall asset allocation and/or day-to-day portfolio management, and is responsible for security selection within the portfolio managers' assigned sectors.

        The investment process for both asset allocation and security selection focuses on the value-driven measures that are used by the portfolio managers when managing sector assignments such as high yield bonds, global bonds, emerging markets, investment-grade bonds, and mortgages. We seek to add return by allocating assets to sectors that we believe offer better opportunities and by using rigorous credit research to identify attractive individual securities. The portfolio managers utilize proprietary tools when measuring opportunities and risks associated with country, currency, credit and mortgage exposures. Securities are sold and allocations to various sectors are reduced when prices rise significantly above our estimates of underlying value, when changes in the financial environment indicate that securities or sectors at current prices no longer offer attractive risk-adjusted returns, or due to cash flow needs.

        While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be between 0 and 6 years. "Dollar-weighted average effective duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. We may use futures to manage duration exposure. There are no fixed weights for the Fund's allocation across various sectors or markets. The pursuit of the Fund's investment objective of total return, a component of which consists of a high level of current income, however, implies that the Fund will normally seek to have significant holdings of securities offering higher yields relative to U.S. Treasuries.

        In addition to currency exposures stemming from our management of non-dollar denominated bonds, including the hedging and cross-hedging of currency exposures associated with these securities, we can manage currency as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

        Principal Investment Risks

        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

        Convertible Securities Risk. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect the market price of the common stock of the issuing company.

        Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

        Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

        Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

        Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

        Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

        Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

        Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

        High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

        Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

        Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

        Loan Risk. In addition to the same general risks as debt securities, loans in which a Fund invests may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, the absence of credit ratings, and potential co-lender liability.

        Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares, to lose value or may cause the Fund to underperform other funds with similar investment objectives.

        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

        Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

        Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

        Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

        U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

        Performance

        Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.

        Fund Management

Adviser	Sub-Advisers	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Tony Norris, Portfolio Manager / 2013
Wells Capital Management Incorporated

        Michael J. Bray, CFA, Portfolio Manager / 2013
        David Germany, Ph.D., Portfolio Manager / 2013
        Niklas Nordenfelt, CFA, Portfolio Manager / 2013
        Margaret D. Patel, Portfolio Manager / 2013
        Thomas M. Price, CFA, Portfolio Manager / 2013
        Scott M. Smith, CFA, Portfolio Manager / 2013

        Purchase and Sale of Fund Shares

        In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

        Minimum Initial Investment
        Regular Accounts: $1,000
        IRAs, IRA Rollovers, Roth IRAs: $250
        UGMA/UTMA Accounts: $50
        Employer Sponsored Retirement Plans: No Minimum

        Minimum Additional Investment
        Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
        UGMA/UTMA Accounts: $50
        Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

        Tax Information

        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

        Payments to Broker-Dealers and Other Financial Intermediaries

        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

        SUPPLEMENT TO THE PROSPECTUSES,

        SUMMARY PROSPECTUSES AND

        STATEMENT OF ADDITIONAL INFORMATION

        OF

          WELLS FARGO ADVANTAGE INCOME FUNDS

        Wells Fargo Advantage Strategic Income Fund (the “Fund”)

        Effective on or about March 2, 2015, Michael Bray, CFA of Wells Capital Management Incorporated will be on a leave of absence from his role as a Portfolio Manager for the Fund. David Germany, PhD, Tony Norris, Niklas Nordenfelt, CFA, Margaret Patel, Thomas Price, CFA and Scott Smith, CFA remain as Portfolio Managers for the Fund.

        February 17, 2015                                                                                                       IFIT025/P1004SP

        SUPPLEMENT TO THE PROSPECTUSES,

        SUMMARY PROSPECTUSES AND

        STATEMENT OF ADDITIONAL INFORMATION

        OF

          WELLS FARGO ADVANTAGE INCOME FUNDS

        Wells Fargo Advantage Strategic Income Fund (the “Fund”)

        Effective immediately, Alex Perrin and Noah Wise, CFA are added as Portfolio Managers for the Fund. Biographical descriptions for Messrs. Perrin and Wise are included among the Portfolio Manager biographies listed for the Fund as follows:

        “Mr. Perrin joined First International Advisors in 1992, where he currently serves as Co-Chair of the investment committee and Senior Portfolio Manager.”

        “Mr. Wise joined Wells Capital Management or one of its predecessor firms in 2008, where he currently serves as a Portfolio Manager in the Fixed Income team. He was a Research Analyst prior to becoming a Portfolio Manager in 2013.”

                    The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Alex Perrin	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$217.61M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$341M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	22
	Total Assets Managed	$4.07B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$212.32M

Noah Wise, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Alex Perrin[1]	Strategic Income Fund	$0

        1Mr. Perrin is a non-U.S. resident and therefore does not hold shares of the Wells Fargo Advantage Funds.

Portfolio Manager	Fund	Beneficial Ownership
Noah Wise, CFA	Strategic Income Fund	$0

        February 17, 2015                                                                                                       IFAM025/P1003S2

        Strategic Income Fund Summary

        Class/Ticker: Administrator Class - WSIDX

        Summary Prospectus

        March 1, 2014

Link to Prospectus	Link to SAI

        Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2014, and statement of additional information ("SAI"), dated March 1, 2014, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

        Investment Objective

        The Fund seeks total return, consisting of a high level of current income and capital appreciation.

        Fees and Expenses

        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.48%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.32%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.81%
Fee Waivers	1.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.76%
1.	The Adviser has committed through February 28, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

        Example of Expenses

        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$78
3 Years	$467
5 Years	$882
10 Years	$2,040

        Portfolio Turnover

        The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from January 31, 2013 (commencement of operations) to October 31, 2013, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

        Principal Investment Strategies

        Under normal circumstances, we invest:

          at least 80% of the Fund's net assets in income-producing securities;

            up to 100% of the Fund's total assets in debt securities of foreign issuers, including emerging markets issuers, and up to 50% of the Fund's total assets in non-dollar denominated debt securities;

              up to 100% of the Fund's total assets in debt securities that are below investment-grade;

                up to 25% of the Fund's total assets in preferred stocks; and

                  up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

                We invest principally in income-producing securities, including corporate, mortgage- and asset-backed securities, bank loans, convertible securities, preferred stocks, foreign corporate debt, foreign sovereign debt, supranational agencies and U.S. Government obligations. We may invest a significant portion of the Fund's assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S. Government. We may invest in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of any credit quality, including unrated securities that we deem to be of comparable quality, as well as securities that are in default at the time of purchase.

                We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.

                We pursue the Fund's investment objective by creating an integrated strategy that combines income-producing securities from a variety of sectors. Portfolio managers meet regularly to review and assess the overall portfolio risk level, the allocation of assets among the different sectors, and the role played by each sector in the portfolio. Wells Capital Management Incorporated determines the allocation of assets, and these allocations can change at any time. Each portfolio manager provides overall asset allocation and/or day-to-day portfolio management, and is responsible for security selection within the portfolio managers' assigned sectors.

                The investment process for both asset allocation and security selection focuses on the value-driven measures that are used by the portfolio managers when managing sector assignments such as high yield bonds, global bonds, emerging markets, investment-grade bonds, and mortgages. We seek to add return by allocating assets to sectors that we believe offer better opportunities and by using rigorous credit research to identify attractive individual securities. The portfolio managers utilize proprietary tools when measuring opportunities and risks associated with country, currency, credit and mortgage exposures. Securities are sold and allocations to various sectors are reduced when prices rise significantly above our estimates of underlying value, when changes in the financial environment indicate that securities or sectors at current prices no longer offer attractive risk-adjusted returns, or due to cash flow needs.

                While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be between 0 and 6 years. "Dollar-weighted average effective duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. We may use futures to manage duration exposure. There are no fixed weights for the Fund's allocation across various sectors or markets. The pursuit of the Fund's investment objective of total return, a component of which consists of a high level of current income, however, implies that the Fund will normally seek to have significant holdings of securities offering higher yields relative to U.S. Treasuries.

                In addition to currency exposures stemming from our management of non-dollar denominated bonds, including the hedging and cross-hedging of currency exposures associated with these securities, we can manage currency as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

                Principal Investment Risks

                An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

                Convertible Securities Risk. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect the market price of the common stock of the issuing company.

                Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

                Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

                High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

                Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                Loan Risk. In addition to the same general risks as debt securities, loans in which a Fund invests may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, the absence of credit ratings, and potential co-lender liability.

                Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares, to lose value or may cause the Fund to underperform other funds with similar investment objectives.

                Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

                Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

                Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

                Performance

                Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.

                Fund Management

Adviser	Sub-Advisers	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Tony Norris, Portfolio Manager / 2013
Wells Capital Management Incorporated

                Michael J. Bray, CFA, Portfolio Manager / 2013
                David Germany, Ph.D., Portfolio Manager / 2013
                Niklas Nordenfelt, CFA, Portfolio Manager / 2013
                Margaret D. Patel, Portfolio Manager / 2013
                Thomas M. Price, CFA, Portfolio Manager / 2013
                Scott M. Smith, CFA, Portfolio Manager / 2013

                Purchase and Sale of Fund Shares

                Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

                Tax Information

                Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

                Payments to Broker-Dealers and Other Financial Intermediaries

                If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

                SUPPLEMENT TO THE PROSPECTUSES,

                SUMMARY PROSPECTUSES AND

                STATEMENT OF ADDITIONAL INFORMATION

                OF

                  WELLS FARGO ADVANTAGE INCOME FUNDS

                Wells Fargo Advantage Strategic Income Fund (the “Fund”)

                Effective on or about March 2, 2015, Michael Bray, CFA of Wells Capital Management Incorporated will be on a leave of absence from his role as a Portfolio Manager for the Fund. David Germany, PhD, Tony Norris, Niklas Nordenfelt, CFA, Margaret Patel, Thomas Price, CFA and Scott Smith, CFA remain as Portfolio Managers for the Fund.

                February 17, 2015                                                                                                       IFIT025/P1004SP

                SUPPLEMENT TO THE PROSPECTUSES,

                SUMMARY PROSPECTUSES AND

                STATEMENT OF ADDITIONAL INFORMATION

                OF

                  WELLS FARGO ADVANTAGE INCOME FUNDS

                Wells Fargo Advantage Strategic Income Fund (the “Fund”)

                Effective immediately, Alex Perrin and Noah Wise, CFA are added as Portfolio Managers for the Fund. Biographical descriptions for Messrs. Perrin and Wise are included among the Portfolio Manager biographies listed for the Fund as follows:

                “Mr. Perrin joined First International Advisors in 1992, where he currently serves as Co-Chair of the investment committee and Senior Portfolio Manager.”

                “Mr. Wise joined Wells Capital Management or one of its predecessor firms in 2008, where he currently serves as a Portfolio Manager in the Fixed Income team. He was a Research Analyst prior to becoming a Portfolio Manager in 2013.”

                            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Alex Perrin	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$217.61M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$341M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	22
	Total Assets Managed	$4.07B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$212.32M

Noah Wise, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Alex Perrin[1]	Strategic Income Fund	$0

                1Mr. Perrin is a non-U.S. resident and therefore does not hold shares of the Wells Fargo Advantage Funds.

Portfolio Manager	Fund	Beneficial Ownership
Noah Wise, CFA	Strategic Income Fund	$0

                February 17, 2015                                                                                                       IFAM025/P1003S2

                Strategic Income Fund Summary

                Class/Ticker: Institutional Class - WSINX

                Summary Prospectus

                March 1, 2014

Link to Prospectus	Link to SAI

                Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2014, and statement of additional information ("SAI"), dated March 1, 2014, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

                Investment Objective

                The Fund seeks total return, consisting of a high level of current income and capital appreciation.

                Fees and Expenses

                These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.48%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.54%
Fee Waivers	0.93%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.61%
1.	The Adviser has committed through February 28, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

                Example of Expenses

                The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$395
5 Years	$751
10 Years	$1,755

                Portfolio Turnover

                The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from January 31, 2013 (commencement of operations) to October 31, 2013, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

                Principal Investment Strategies

                Under normal circumstances, we invest:

                  at least 80% of the Fund's net assets in income-producing securities;

                    up to 100% of the Fund's total assets in debt securities of foreign issuers, including emerging markets issuers, and up to 50% of the Fund's total assets in non-dollar denominated debt securities;

                      up to 100% of the Fund's total assets in debt securities that are below investment-grade;

                        up to 25% of the Fund's total assets in preferred stocks; and

                          up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

                        We invest principally in income-producing securities, including corporate, mortgage- and asset-backed securities, bank loans, convertible securities, preferred stocks, foreign corporate debt, foreign sovereign debt, supranational agencies and U.S. Government obligations. We may invest a significant portion of the Fund's assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S. Government. We may invest in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of any credit quality, including unrated securities that we deem to be of comparable quality, as well as securities that are in default at the time of purchase.

                        We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.

                        We pursue the Fund's investment objective by creating an integrated strategy that combines income-producing securities from a variety of sectors. Portfolio managers meet regularly to review and assess the overall portfolio risk level, the allocation of assets among the different sectors, and the role played by each sector in the portfolio. Wells Capital Management Incorporated determines the allocation of assets, and these allocations can change at any time. Each portfolio manager provides overall asset allocation and/or day-to-day portfolio management, and is responsible for security selection within the portfolio managers' assigned sectors.

                        The investment process for both asset allocation and security selection focuses on the value-driven measures that are used by the portfolio managers when managing sector assignments such as high yield bonds, global bonds, emerging markets, investment-grade bonds, and mortgages. We seek to add return by allocating assets to sectors that we believe offer better opportunities and by using rigorous credit research to identify attractive individual securities. The portfolio managers utilize proprietary tools when measuring opportunities and risks associated with country, currency, credit and mortgage exposures. Securities are sold and allocations to various sectors are reduced when prices rise significantly above our estimates of underlying value, when changes in the financial environment indicate that securities or sectors at current prices no longer offer attractive risk-adjusted returns, or due to cash flow needs.

                        While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be between 0 and 6 years. "Dollar-weighted average effective duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. We may use futures to manage duration exposure. There are no fixed weights for the Fund's allocation across various sectors or markets. The pursuit of the Fund's investment objective of total return, a component of which consists of a high level of current income, however, implies that the Fund will normally seek to have significant holdings of securities offering higher yields relative to U.S. Treasuries.

                        In addition to currency exposures stemming from our management of non-dollar denominated bonds, including the hedging and cross-hedging of currency exposures associated with these securities, we can manage currency as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

                        Principal Investment Risks

                        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

                        Convertible Securities Risk. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect the market price of the common stock of the issuing company.

                        Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                        Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                        Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                        Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                        Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

                        Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                        Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

                        High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

                        Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                        Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                        Loan Risk. In addition to the same general risks as debt securities, loans in which a Fund invests may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, the absence of credit ratings, and potential co-lender liability.

                        Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares, to lose value or may cause the Fund to underperform other funds with similar investment objectives.

                        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                        Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

                        Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

                        Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                        U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

                        Performance

                        Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.

                        Fund Management

Adviser	Sub-Advisers	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Tony Norris, Portfolio Manager / 2013
Wells Capital Management Incorporated

                        Michael J. Bray, CFA, Portfolio Manager / 2013
                        David Germany, Ph.D., Portfolio Manager / 2013
                        Niklas Nordenfelt, CFA, Portfolio Manager / 2013
                        Margaret D. Patel, Portfolio Manager / 2013
                        Thomas M. Price, CFA, Portfolio Manager / 2013
                        Scott M. Smith, CFA, Portfolio Manager / 2013

                        Purchase and Sale of Fund Shares

                        Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

                        Tax Information

                        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

                        Payments to Broker-Dealers and Other Financial Intermediaries

                        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

                        SUPPLEMENT TO THE PROSPECTUSES,

                        SUMMARY PROSPECTUSES AND

                        STATEMENT OF ADDITIONAL INFORMATION

                        OF

                          WELLS FARGO ADVANTAGE INCOME FUNDS

                        Wells Fargo Advantage Strategic Income Fund (the “Fund”)

                        Effective on or about March 2, 2015, Michael Bray, CFA of Wells Capital Management Incorporated will be on a leave of absence from his role as a Portfolio Manager for the Fund. David Germany, PhD, Tony Norris, Niklas Nordenfelt, CFA, Margaret Patel, Thomas Price, CFA and Scott Smith, CFA remain as Portfolio Managers for the Fund.

                        February 17, 2015                                                                                                       IFIT025/P1004SP

                        SUPPLEMENT TO THE PROSPECTUSES,

                        SUMMARY PROSPECTUSES AND

                        STATEMENT OF ADDITIONAL INFORMATION

                        OF

                          WELLS FARGO ADVANTAGE INCOME FUNDS

                        Wells Fargo Advantage Strategic Income Fund (the “Fund”)

                        Effective immediately, Alex Perrin and Noah Wise, CFA are added as Portfolio Managers for the Fund. Biographical descriptions for Messrs. Perrin and Wise are included among the Portfolio Manager biographies listed for the Fund as follows:

                        “Mr. Perrin joined First International Advisors in 1992, where he currently serves as Co-Chair of the investment committee and Senior Portfolio Manager.”

                        “Mr. Wise joined Wells Capital Management or one of its predecessor firms in 2008, where he currently serves as a Portfolio Manager in the Fixed Income team. He was a Research Analyst prior to becoming a Portfolio Manager in 2013.”

                                    The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Alex Perrin	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$217.61M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$341M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	22
	Total Assets Managed	$4.07B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$212.32M

Noah Wise, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Alex Perrin[1]	Strategic Income Fund	$0

                        1Mr. Perrin is a non-U.S. resident and therefore does not hold shares of the Wells Fargo Advantage Funds.

Portfolio Manager	Fund	Beneficial Ownership
Noah Wise, CFA	Strategic Income Fund	$0

                        February 17, 2015                                                                                                       IFAM025/P1003S2